21.COMMITMENTS AND CONTINGENCIES (Details Nattative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Commitments And Contingencies Details Nattative
Late filing penalties	$ 40,000	$ 40,000
Security deposit					$ 44,788
Letter of credit					$ 100,000
Rent expense	$ 576,197	$ 631,975	$ 220,426	$ 226,212